EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Postemployment Benefits [Abstract]
Reduction of plan liability			$ 527
Amortization period of retirement benefits payable	4 years 6 months
Benefits modification amortization	$ 30	$ 30